Deposits and Prepayment - Schedule of Deposits and Prepayment (Details) - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Deposits and prepayment classified as non-current assets:
Total deposits and prepayment classified as non-current assets		$ 255,641	$ 273,974
Deposits – related party classified as non-current assets:
Total deposits – related party classified as non-current assets		897,436	897,436
Deposits and prepayment classified as current assets:
Total deposits and prepayment classified as current assets		109,040	42,646
Trade deposit [Member]
Deposits and prepayment classified as non-current assets:
Total deposits and prepayment classified as non-current assets		192,308	192,308
Prepaid Accounting Service Fee [Member]
Deposits and prepayment classified as non-current assets:
Total deposits and prepayment classified as non-current assets	[1]	63,333	73,333
Deposits paid for purchase of property, plant and equipment [Member]
Deposits and prepayment classified as non-current assets:
Total deposits and prepayment classified as non-current assets			8,333
Deposit for operating lease arrangement [Member]
Deposits – related party classified as non-current assets:
Total deposits – related party classified as non-current assets	[2]	897,436	897,436
Prepaid Insurance Expenses [Member]
Deposits and prepayment classified as current assets:
Total deposits and prepayment classified as current assets		70,566	12,115
Prepaid Logistics Costs [Member]
Deposits and prepayment classified as current assets:
Total deposits and prepayment classified as current assets		4,720	4,720
Prepaid Accounting Service [Member]
Deposits and prepayment classified as current assets:
Total deposits and prepayment classified as current assets		20,000	20,000
Utility and other deposit [Member]
Deposits and prepayment classified as current assets:
Total deposits and prepayment classified as current assets		$ 13,754	$ 5,811

[1]	As of September 30, 2025 and March 31, 2026, the Company has both long-term and short-term deposit and prepayment for accounting services.
[2]	As of September 30, 2025 and March 31, 2026, the Company has deposits – related party classified as non-current assets paid to one of the directors of the Company, Mr. Wai Yiu Yau, for operating lease arrangement of the office and warehouse on 9th floor of Tsuen Wan Industrial Centre.